Convertible Redeemable Preferred Shares (Details)							12 Months Ended
	Jul. 16, 2015	Dec. 16, 2014 USD ($) $ / shares shares	Aug. 22, 2014 USD ($) shares	May. 22, 2014 CNY (¥) shares	May. 22, 2014 USD ($) $ / shares shares	Oct. 18, 2013 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	May. 21, 2014
Temporary Equity [Line Items]
Minimum valuation amount of entity in public offering for conversion of preferred shares | ¥									¥ 720,000,000
Minimum amount of gross proceeds received from public offering for conversion of preferred shares | ¥									¥ 50,000,000
Beneficial conversion feature attributable to the Series A and B shares issued | $					$ 0
Net impact on the consolidated balance sheet | $								$ 0
Liquidation preference as a percentage of issue price (in percentage)					100.00%					150.00%
Period from issuance that redemption is contingent upon closing of QIPO							5 years
Preferred shares conversion ratio	1
Preferred shares, issued								0
Preferred shares, outstanding								0
Series A convertible redeemable preferred shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, par value (in dollars per share) | $ / shares							$ (0.0005)	$ (0.0005)
Redemption period							5 years
Preferred shares, issued								0	4,216,867
Preferred shares, outstanding								0	4,216,867
Series B convertible redeemable preferred shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, par value (in dollars per share) | $ / shares							$ (0.0005)	$ (0.0005)
Deemed dividend | $		$ 1,550,200			$ 4,204,901
Deemed dividend (in dollars per share) | $ / shares		$ 1.04			$ 0.60
Fair value of ordinary shares (in dollars per share) | $ / shares		$ 0.92			$ 0.44
Beneficial conversion feature re-desiginated from ordinary shares | $		$ 1,808,568
Effective conversion price | $ / shares		$ 0.78
Conversion ratio		1
Redemption period							4 years
Redemption price as a percentage of issue price (in percentage)									136.00%
Preferred shares, issued								0	51,763,360
Preferred shares, outstanding								0	51,763,360
Ordinary shares
Temporary Equity [Line Items]
Ordinary shares re-designated into Series B convertible redeemable preferred shares (in shares)		12,918,340		25,836,680	25,836,680
Unrelated third party investor | Series A convertible redeemable preferred shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, issued (in shares)						4,216,867
Convertible redeemable preferred shares, issuance price (in dollars per share) | $ / shares						$ 0.3557
Convertible redeemable preferred shares, total consideration | $						$ 1,500,000
E-house | Series B convertible redeemable preferred shares | E-House Investment
Temporary Equity [Line Items]
Convertible redeemable preferred shares, issued (in shares)				12,918,340	12,918,340
Convertible redeemable preferred shares, total consideration				¥ 48,000,000	$ 7,786,520
Convertible redeemable preferred shares, par value (in dollars per share) | $ / shares					$ 0.0005
Percentage of ownership held by E-house in the investor					100.00%
Juda Holding Inc | Series B convertible redeemable preferred shares
Temporary Equity [Line Items]
Ordinary shares re-designated into Series B convertible redeemable preferred shares (in shares)				25,836,680	25,836,680
Juda Holding Inc | Series B convertible redeemable preferred shares | E-House Investment
Temporary Equity [Line Items]
Ordinary shares re-designated into Series B convertible redeemable preferred shares (in shares)		12,918,340
Juda Holding Inc | Ordinary shares
Temporary Equity [Line Items]
Ordinary shares of reporting entity sold (in shares)				38,755,020	38,755,020
Juda Holding Inc | Ordinary shares | E-House Investment
Temporary Equity [Line Items]
Ordinary shares of reporting entity sold (in shares)			12,918,340	12,918,340	12,918,340
Ordinary shares sold, aggregate consideration			$ 10,116,352	¥ 48,000,000	$ 7,786,520
Juda Holding Inc | Ordinary shares | SINA Hong Kong
Temporary Equity [Line Items]
Ordinary shares of reporting entity sold (in shares)				12,918,340	12,918,340
Ordinary shares sold, aggregate consideration				¥ 48,000,000	$ 7,786,520